FAIR VALUE OF FINANCIAL INSTRUMENTS - Level 3 Financial Assets and Liabilities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of carrying value and fair value of assets and liabilities
Financial assets	$ 61,698	$ 59,010
Financial liabilities	(284,508)	(286,537)
Balance, beginning of period	59,010
Balance, beginning of period	286,537
Balance, end of period	61,698	59,010
Balance, end of period	284,508	286,537
Level 3
Disclosure of carrying value and fair value of assets and liabilities
Financial assets	10,893	8,801
Financial liabilities	(3,652)	(3,518)
Balance, beginning of period	8,801
Balance, beginning of period	3,518
Balance, end of period	10,893	8,801
Balance, end of period	3,652	3,518
Level 3 | At fair value
Disclosure of carrying value and fair value of assets and liabilities
Financial assets	10,893	8,801
Financial liabilities	(3,652)	(3,518)
Balance, beginning of period	8,801	5,831
Balance, beginning of period	3,518	3,092
Gains (losses) recognised in profit or loss including exchange differences, fair value measurement, assets	603	317
Gains (losses) recognised in profit or loss including exchange differences, fair value measurement, liabilities	(432)	(444)
Gains (losses) recognised in other comprehensive income including exchange differences, fair value measurement, assets	102	654
Gains (losses) recognised in other comprehensive income including exchange differences, fair value measurement, liabilities	105	(108)
Additions, net of disposals	1,833	1,270
Additions, net of disposals	503	1,034
Balance, end of period	10,893	8,801
Balance, end of period	3,652	3,518
Transfers into Level 3 of fair value hierarchy, assets	(176)	(773)
Transfers into Level 3 of fair value hierarchy, liabilities	0	0
Transfers out of Level 3 of fair value hierarchy, liabilities	(42)	(56)
Transfers out of Level 3 of fair value hierarchy, assets	(622)	(44)
Level 3 | Accounts payable and other
Disclosure of carrying value and fair value of assets and liabilities
Financial liabilities	(3,523)	(3,259)
Balance, beginning of period	3,259
Balance, end of period	3,523	3,259
Level 3 | Subsidiary equity obligations
Disclosure of carrying value and fair value of assets and liabilities
Financial liabilities	(129)	(259)
Balance, beginning of period	259
Balance, end of period	129	259
Level 3 | Discounted cash flow [member] | Accounts payable and other
Disclosure of carrying value and fair value of assets and liabilities
Financial liabilities	(3,523)
Balance, end of period	3,523
Level 3 | Discounted cash flow [member] | Subsidiary equity obligations
Disclosure of carrying value and fair value of assets and liabilities
Financial liabilities	(129)
Balance, end of period	129
Corporate bonds | Level 3
Disclosure of carrying value and fair value of assets and liabilities
Financial assets		777
Balance, beginning of period	777
Balance, end of period		777
Corporate bonds | Level 3 | Discounted cash flow [member]
Disclosure of carrying value and fair value of assets and liabilities
Financial assets	740
Balance, end of period	740
Fixed income securities and other | Level 3
Disclosure of carrying value and fair value of assets and liabilities
Financial assets	6,026	4,903
Balance, beginning of period	4,903
Balance, end of period	6,026	4,903
Fixed income securities and other | Level 3 | Discounted cash flow [member]
Disclosure of carrying value and fair value of assets and liabilities
Financial assets	6,026
Balance, end of period	6,026
Equity derivatives | Level 3
Disclosure of carrying value and fair value of assets and liabilities
Financial assets	3,764	3,015
Balance, beginning of period	3,015
Balance, end of period	3,764	$ 3,015
Equity derivatives | Level 3 | Black-Scholes model
Disclosure of carrying value and fair value of assets and liabilities
Financial assets	3,764
Balance, end of period	3,764
Accounts receivable and other | Level 3 | Discounted cash flow [member]
Disclosure of carrying value and fair value of assets and liabilities
Financial assets	353
Balance, end of period	$ 353